Transactions with Directors and Other Key Management Personnel	12 Months Ended
Dec. 31, 2021
Disclosure Of Remuneration Of Directors And Other Key Management Personnel [Abstract]
Transactions with Directors and Other Key Management Personnel
38. TRANSACTIONS WITH DIRECTORS AND OTHER KEY MANAGEMENT PERSONNEL
The Directors of Santander UK Group Holdings plc did not receive any remuneration in respect of their services to the Company. The remuneration disclosures in these financial statements reflect their remuneration in respect of the Santander UK plc group.
a) Remuneration of Directors and Other Key Management Personnel
The remuneration of the Directors and Other Key Management Personnel of the Santander UK group is set out in aggregate below.

	2021	2020	2019
Directors’ remuneration	£	£	£
Salaries and fees	3,835,797	3,906,401	5,045,302
Performance-related payments(1)	5,195,722	748,495	3,896,382
Other fixed remuneration (pension and other allowances & non-cash benefits)	806,103	1,047,986	1,386,439
Expenses	3,705	2,579	42,526
Total remuneration	9,841,327	5,705,461	10,370,649

	2021	2020	2019
Directors' and Other Key Management Personnel compensation	£	£	£
Short-term employee benefits(2)	23,392,657	17,886,869	23,238,187
Post-employment benefits(3)	913,842	2,107,544	3,674,772
Total compensation	24,306,499	19,994,413	26,912,959
(1)In line with the Code, a proportion of the performance-related payment was deferred. Further details can be found in the Directors Remuneration Report.
(2)In addition to the remuneration in the table above, grants of shares in Banco Santander SA were made as buy-outs of deferred performance-related payments of shares in connection with previous employment for one member of Key Management Personnel of £107,225 of which £25,413 vested in the year (2020: two individuals, one to a director of £1,293,678 of which £242,605 vested in the year and one to Key Management Personnel of £924,133 of which £60,500 vested in the year).
(3)No Termination payments were paid in 2021 to key management persons (2020: £nil ; 2019: £1,076,435 for one individual).
In 2021, the remuneration, excluding pension contributions, of the highest paid Director, was £4,638,290 (2020: £2,200,138) of which £2,913,000 (2020: £748,495) was performance related. In 2021, the accrued defined benefit pension relating to the highest paid director was £22,119 per annum (2020: £21,309 per annum for the same individual).
b) Retirement benefits
Defined benefit pension schemes are provided to certain employees. See Note 30 for details of the schemes and the related costs and obligations. One director has a deferred pension benefit accruing under a defined benefit scheme. Ex gratia pensions paid to former Directors of Santander UK plc in 2021, which have been provided for previously, amounted to £370,668 (2020: £366,248; 2019: £335,202). In 1992, the Board decided not to award any new such ex gratia pensions.
c) Transactions with Directors, Other Key Management Personnel and each of their connected persons
Directors, Other Key Management Personnel (defined as the Executive Committee of Santander UK plc who served during the year) and their connected persons have undertaken the following transactions with the Santander UK group in the ordinary course of business.

		2021		2020
	No.	£000	No.	£000
Secured loans, unsecured loans and overdrafts
At 1 January	9	1,825	18	4,920
Net movements	(5)	(1,798)	(9)	(3,095)
At 31 December	4	27	9	1,825

Deposit, bank and instant access accounts and investments
At 1 January	16	8,063	32	11,975
Net movements	—	(1,636)	(16)	(3,912)
At 31 December	16	6,427	16	8,063

In 2021 and 2020, no Director held any interest in the shares of any company in the Santander UK group and no Director exercised or was granted any rights to subscribe for shares in any company in the Santander UK group. In addition, in 2021 and 2020, no Directors exercised share options over shares in Banco Santander SA, the ultimate parent company of the Company.
Secured loans, unsecured loans and overdrafts are made to Directors, Other Key Management Personnel and their connected persons, in the ordinary course of business, with terms prevailing for comparable transactions and on the same terms and conditions as applicable to other employees in the Santander UK group. Such loans do not involve more than the normal risk of collectability or present any unfavourable features. Amounts deposited by Directors, Other Key Management Personnel and their connected persons earn interest at the same rates as those offered to the market or on the same terms and conditions applicable to other employees in the Santander UK group. Deposits, bank and instant access accounts and investments are entered into by Directors, Other Key Management Personnel and their connected persons on normal market terms and conditions, or on the same terms and conditions as applicable to other employees in Santander UK group.
In 2021, loans were made to two Directors (2020: four Directors), with a principal amount of £15,430 outstanding at 31 December 2021 (2020: £13,994). In 2021, loans were made to two Other Key Management Personnel (2020: five), with a principal amount of £11,678 outstanding at 31 December 2021 (2020: £1,811,171).
In 2021 and 2020, there were no other transactions, arrangements or agreements with Santander UK in which Directors, Other Key Management Personnel or their connected persons had a material interest. In addition, in 2021 and 2020, no Director had a material interest in any contract of significance with Santander UK other than a service contract.